Related Party Transactions - Narrative (Details) shares in Thousands	12 Months Ended
Jun. 30, 2024 shares
Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Ordinary shares and NETC warrants issued to key management personnel (in shares)	3,616